FINANCIAL INSTRUMENTS - Estimated Fair Values of Instruments Not Carried at Fair Value in Balance Sheets (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	$ 17,750	$ 18,457
Debt	23,805	26,053
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	18,099	18,726
Debt	$ 24,328	$ 26,630